Debt, Cash and Cash Equivalents - Summary of Market Value of Net Debt (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [Line Items]
Market value	€ 20,519	€ 16,137
Market value
Disclosure of detailed information about borrowings [Line Items]
Market value	4,589	8,165
Value on redemption
Disclosure of detailed information about borrowings [Line Items]
Market value	20,560	16,171
Value on redemption	€ 5,143	€ 8,806